Income and Expenses - Sales and Marketing Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income And Expenses [Line Items]
Sales and marketing expenses	€ 50.4	€ 14.5	€ 2.7
Purchased services
Disclosure Of Income And Expenses [Line Items]
Sales and marketing expenses	26.5	10.9	0.2
Wages, benefits and social security expense
Disclosure Of Income And Expenses [Line Items]
Sales and marketing expenses	4.3	1.6	1.9
Other
Disclosure Of Income And Expenses [Line Items]
Sales and marketing expenses	€ 19.6	€ 2.0	€ 0.6